i:\legal\sec.reg\edgar\nsar\nsar_97\fa97nsar.doc


                                  FORM N-SAR

                              SEMI-ANNUAL REPORT

                     FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:   /    /      (a)
          or fiscal year ending: 12/31/97 (b)

Report for the transition period ending:     /     /     (c)
[If transition report also complete (a) or (b) above.]
Is this an amendment to a previous filing?   (Y/N): N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed form the previous filing on this form.

1.    A. Registrant Name:   First Variable Annuity Fund A
      B. File Number: 811-1680
      C. Telephone Number: (617) 457-6700

2.    A. Street: 10 Post Office Square
      B. City:Boston                      C: State:MA D. Zip Code: 02109
Zip Ext:
      E. Foreign Country                                    Foreign Postal
Code

3.    Is this the first filing on this form by Registrant? No

4.    Is this the last filing on this form by Registrant? No

5.    Is Registrant a small business investment company (SBC)?  (Y/N) N

6.    Is Registrant a unit investment trust (UIT)?  (Y/N) Y


For period ending  12/31/97
File number 811-1680
                                                          ----------------
                                                          If filing more
                                                          than one Page
                                                          50, "X"
                                                          box:
                                                          ----------------

123. [/] State the total value of the additional units considered in answering item 122 ($000 omitted)
      $

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measurer on the date they were placed in the subsequent
series) ($000 omitted)        $

125. [/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely form the sale of units
of all series of Registrant ($000 omitted)                  $           0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a period series placed in the portfolio of a subsequent series.) ($000 omitted) $

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

------------------------------------------------------------------------
                                     Number    Total      Total Income
                                     of        Assets     Distributions
                                     Series    ($000's    ($000's
                                     Investing omitted)   omitted)
------------------------------------------------------------------------
------------------------------------------------------------------------
A.     U.S. Treasury direct issue              $          $
------------------------------------------------------------------------
------------------------------------------------------------------------
B.     U.S. Government agency                  $          $
------------------------------------------------------------------------
------------------------------------------------------------------------
C.      State and municipal tax-free           $          $
------------------------------------------------------------------------
------------------------------------------------------------------------
D.      Public utility debt                    $          $
------------------------------------------------------------------------
------------------------------------------------------------------------
E.      Brokers or dealers debt or             $          $
debt of brokers'
         dealers' parent
------------------------------------------------------------------------
------------------------------------------------------------------------
F.     All other corporate intermed            $          $
& long-term
        debt
------------------------------------------------------------------------
------------------------------------------------------------------------
G.     All other corporate                     $          $
short-term debt
------------------------------------------------------------------------
------------------------------------------------------------------------
H.     Equity securities of brokers
or dealers
         or parents of brokers or
dealers
------------------------------------------------------------------------
------------------------------------------------------------------------
I.      Investment company equity              $37,785    $3,183
securities
------------------------------------------------------------------------
------------------------------------------------------------------------
J.      All other equity securities            $          $
------------------------------------------------------------------------
------------------------------------------------------------------------
K.     Other securities                        $          $
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
L. Total assets of series of                   $37,785    $3,183
Registrant
------------------------------------------------------------------------



For period ending  12/31/97
File number 811-1680
                                                          ----------------
                                                          If filing more
                                                          than one Page
                                                          51, "X"
                                                          box:
                                                          ----------------

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

      [If answer is "N" (No), go to item 131.]

129. [/] Is the issuer of any instrument covered item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

      [If answer is "N" (No), go to item 131.]

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131. Total expenses incurred by all series of Registrant during the current reporting period ($000 omitted)
      $           353

132. [/] List the "811" (Investment Company Act of 1940) registration number for all series of Registrant that are being included in this filing:

811-           811-
811-           811-
811-           811-
811-           811-
811-           811-
811-           811-
811-           811-
811-           811-
811-           811-
811-           811-
811-           811-
811-           811-

Signature Page

This report is signed on behalf of the depositor.

City of: Boston State of: MA Date: February 25, 1998

Name of Depositor:      First Variable Life Insurance Company


By:                    s/John V. Egan                  Witness:   s/Arnold R.
Bergman
                          Jack V. Egan                      Arnold R. Bergman
                          Vice President, Treasurer               Vice
President, General Counsel                              & Chief Financial
Officer                 & Secretary